Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income taxes [Abstract]
Income before income taxes - U.S.	$ 1,791,000,000	$ 3,769,000,000	$ 1,375,000,000
Income before income taxes - Non-U.S.	1,164,000,000	782,000,000	642,000,000
Income before income taxes	2,955,000,000	4,551,000,000	2,017,000,000
Provision (benefit) for income taxes [Abstract]
U.S. Federal - Current	692,000,000	1,401,000,000	318,000,000
U.S. Federal - Deferred	(154,000,000)	(188,000,000)	124,000,000
Total U.S. Federal income taxes	538,000,000	1,213,000,000	442,000,000
Non-U.S. - Current	138,000,000	92,000,000	79,000,000
Non-U.S. - Deferred	24,000,000	(2,000,000)	23,000,000
Total Non-U.S. income taxes	162,000,000	90,000,000	102,000,000
U.S. State - Current	8,000,000	18,000,000	4,000,000
U.S. State - Deferred	11,000,000	2,000,000	(1,000,000)
Total U.S. State income taxes	19,000,000	20,000,000	3,000,000
Total current income tax expense (benefit)	838,000,000	1,511,000,000	401,000,000
Total deferred income tax expense (benefit)	(119,000,000)	(188,000,000)	146,000,000
Total income tax expense (benefit)	719,000,000	1,323,000,000	547,000,000
Principal reconciling items from income tax computed at statutory federal rate
Computed tax at statutory rate	1,034,000,000	1,593,000,000	706,000,000
Non-U.S. effective tax rates	(245,000,000)	(184,000,000)	(123,000,000)
U.S. R&D tax credit	(58,000,000)	(54,000,000)	(28,000,000)
U.S. tax benefit for manufacturing	(31,000,000)	(63,000,000)	(21,000,000)
Other	19,000,000	31,000,000	13,000,000
Total provision for income taxes	719,000,000	1,323,000,000	547,000,000
Deferred income tax assets [Abstract]
Inventories and related reserves	913,000,000	525,000,000
Postretirement benefit costs recognized in AOCI	431,000,000	404,000,000
Deferred loss and tax credit carryforwards	400,000,000	220,000,000
Stock-based compensation	357,000,000	357,000,000
Accrued expenses	323,000,000	251,000,000
Other	217,000,000	208,000,000
Subtotal	2,641,000,000	1,965,000,000
Less valuation allowance	(178,000,000)	(3,000,000)
Total deferred income tax assets	2,463,000,000	1,962,000,000
Deferred income tax liabilities [Abstract]
Acquisition-related intangibles and fair-value adjustments	(1,096,000,000)	(21,000,000)
Accrued retirement costs (defined benefit and retire health care)	(180,000,000)	(190,000,000)
Property, plant and equipment	(147,000,000)	(83,000,000)
International earnings	(92,000,000)	(26,000,000)
Other	(60,000,000)	(31,000,000)
Total deferred income tax liabilities	(1,575,000,000)	(351,000,000)
Net deferred income tax asset	888,000,000	1,611,000,000
Deferred income tax assets based on tax jurisdiction	1,500,000,000	1,700,000,000
Deferred income tax liabilities based on tax jurisdiction	607,000,000	86,000,000
Deferred tax liability related to acquisition	881,000,000
Total deferred income tax expense (benefit)	(119,000,000)	(188,000,000)	146,000,000
Deferred tax asset, change in amount related to unutilized tax credits associated with acquisition of National	175,000,000
Tax loss carryforward, US and non-US	202,000,000
Tax loss carryforward, US and non-US, set to expire	124,000,000
Amount of undistributed foreign earnings	4,120,000,000
Cash payments for income taxes	902,000,000	1,470,000,000	331,000,000
Changes in total amounts of uncertain tax positions [Roll Forward]
Beginning balance	103,000,000	56,000,000	148,000,000
Additions based on tax positions related to current year	15,000,000	12,000,000	10,000,000
Additions from the acquisition of National	132,000,000	0	0
Additions for tax positions of prior years	3,000,000	50,000,000	6,000,000
Reductions for tax positions of prior years	(39,000,000)	(12,000,000)	(18,000,000)
Settlements with tax authorities	(4,000,000)	(3,000,000)	(90,000,000)
Interest income (expense) recognized in the year ended December 31	1,000,000	(2,000,000)	0
Accrued interest payable (receivable) as of December 31	3,000,000	(5,000,000)	(9,000,000)
Ending balance	210,000,000	103,000,000	56,000,000
Unrecognized tax benefits	210,000,000	103,000,000	56,000,000
The amount of uncertain tax positions that would impact the effective tax rate if realized	233,000,000	136,000,000
Amount of deferred tax assets possibly to be realized	$ 83,000,000	$ 101,000,000
Significant change in unrecognized tax benefits is reasonably possible, estimated range not possible	12
National [Member]
Changes in total amounts of uncertain tax positions [Roll Forward]
Significant change in unrecognized tax benefits is reasonably possible, estimated range not possible	12